Commitments (Details Narrative) - C G N Global Uranium Ltd $ in Millions			1 Months Ended	12 Months Ended
	Jul. 24, 2024 CAD ($) lb	Nov. 17, 2021 CAD ($) Usperunit lb	Feb. 29, 2024 CAD ($) Usperunit lb	Apr. 30, 2024 CAD ($) lb
Statement Line Items [Line Items]
Purchase commitments | $	$ 14.0			$ 6.5
Purchase commitments, Pounds of uranium receivable	100,000
U3O8
Statement Line Items [Line Items]
Purchase commitments | $			$ 36.0
Purchase commitment, Pounds of uranium committed		500,000	250,000
Purchase commitments, Weighted average price per pound of uranium committed | Usperunit		47.71	103.2
U3O8 | October 2023
Statement Line Items [Line Items]
Purchase commitments, Pounds of uranium delivered				300,000
U3O8 | July 2024 and April 2025
Statement Line Items [Line Items]
Purchase commitments | $		$ 13.0
Purchase commitments, Pounds of uranium receivable		200,000